Supplemental Disclosures	12 Months Ended
May 01, 2011
Supplemental Disclosures
Supplemental Disclosures
Note 19.	Supplemental Disclosures

The following information is intended to comply with the requirements in the Wisconsin Agriculture Producer Security Statute 126 and Agriculture, Trade and Consumer Protection Chapter 101.

Financial Ratios

The following table represents the Company's current ratio and debt to equity ratio as of May 1, 2011 (in millions, except ratios):

Current Ratio:
Current assets\ Current liabilities	$1,339.0	=	2.60

	$515.6
Debt to Equity Ratio:
Total liabilities \ Total stockholder's equity	$5,718.3	=	3.85

	$1,485.4

Allowance for Doubtful Accounts

The Company has an allowance for doubtful accounts at May 1, 2011 of $0.0 million. The method for determining the allowance is "specific identification" such that the Company reviews the accounts receivable balances and the aging and reserves for any balances that are determined to be uncollectible. Such balances may include those due from companies that are having financial trouble or filing bankruptcy, balances older than a year or balances that the Company has determined to be uncollectible for another reason. The Company does not have any accounts receivable balances that are older than a year that are not covered by the allowance for doubtful accounts. The Company does not have any non-trade notes or accounts receivables from an officer, director, employee, partner, or stockholder, or from a member of the family of any of those individuals. The Company does not have any notes or accounts receivables from a parent organization, a subsidiary, or affiliates.